   UNITED STATES

   SECURITIES AND EXCHANGE COMMISSION

   Washington D.C. 20549

   FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

   ASSET-BACKED SECURITIES

   Commission File Number of issuing entity:  333-206361-08

   Central Index Key Number of Issuing entity:  0001695154

   JPMCC Commercial Mortgage Securities Trust 2017-JP5

   (Exact name of issuing entity as specified in its charter)

   Commission File Number of depositor:  333-206361

   Central Index Key Number of depositor:  0001013611

   J.P. Morgan Chase Commercial Mortgage Securities Corp.

   (Exact name of depositor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0000835271

   JPMorgan Chase Bank, National Association

   (Exact name of Sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001682518

   Starwood Mortgage Funding VI LLC

   (Exact name of Sponsor as specified in its charter)

   Bradley J. Horn  (212) 834-9708

   (Name and telephone number, including area code, of the person to contact in connection with this filing)

   INFORMATION TO BE INCLUDED IN THIS FORM

   Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

   Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

   SIGNATURES

   The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

   J.P. Morgan Chase Commercial Mortgage Securities Corp.

   (Depositor)

  /s/ Bradley J. Horn

  Bradley J. Horn, Executive Director

   Dated :  May 25, 2017

   EXHIBIT INDEX

   Exhibit Number             Description

   EX 102                  Asset Data File

   EX 103                  Asset Related Document